Equity (Details Narrative) - USD ($)											6 Months Ended	12 Months Ended
	Jun. 22, 2018	Jun. 15, 2018	May 16, 2018	May 15, 2018	May 09, 2018	Apr. 13, 2018	Mar. 20, 2018	Jan. 08, 2018	Nov. 30, 2017	Nov. 02, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares authorized											50,000,000	50,000,000	50,000,000
Preferred stock, par value											$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock designated												48,280,000
Number of shares issued during period, value													$ 218,904
Number of options exercised											29,200	291,402
Number of options exercised, value
Board of Directors [Member]
Preferred stock designated											48,280,000
K Laser [Member]
Number of shares issued during period								60,000
Number of shares issued during period, value								$ 420,000
Share issued price per share								$ 7.00
Tysadco [Member]
Number of shares issued during period		694		416		1,015
Share issued price per share		$ 5.76		$ 9.62		$ 3.94
Cohuborate [Member]
Number of shares issued during period					257,200
Share issued price per share					$ 5.58
Percentage for acquisition					100.00%
Third-party Lender [Member]
Number of shares issued during period			5,715
Share issued price per share			$ 9.84
Chief Financial Officer [Member]
Number of options exercised							29,200			291,402
Number of options exercised, value							$ 3
Qwizdom, Inc [Member]
Stock issued during period, acquisition	142,857
Share issued price per share	$ 5.80
Percentage for acquisition	100.00%
Series A Preferred Stock [Member]
Preferred voting shares											250,000 shares of non-voting	250,000 shares of voting
Preferred stock, par value											$ 0.0001	$ 0.0001
Stock issued during period, acquisition
Preferred non voting shares											250,000 shares of non-voting	250,000 shares of non-voting
Number of shares issued during period
Number of shares issued during period, value
Number of options exercised
Number of options exercised, value
Series B Preferred Stock [Member]
Preferred voting shares											1,200,000 shares of voting	1,200,000 shares of voting
Preferred stock, par value											$ 0.0001	$ 0.0001
Stock issued during period, acquisition											1,000,000	1,000,000
Number of shares issued during period
Number of shares issued during period, value
Number of options exercised
Number of options exercised, value
Series C Preferred Stock [Member]
Preferred voting shares											270,000 shares of voting	270,000 shares of voting
Preferred stock, par value											$ 0.0001	$ 0.0001
Stock issued during period, acquisition											270,000	270,000	270,000
Number of shares issued during period
Number of shares issued during period, value
Number of options exercised
Number of options exercised, value
Class A Common Stock [Member]
Preferred voting shares											150,000,000 shares of Class A voting common stock
Common stock, shares issued											10,056,094	9,558,997	4,621,687
Common stock, shares outstanding											10,056,094	9,558,997	4,621,687
Number of shares issued during period									958,983			41,017
Number of shares issued during period, value									$ 5,678,609
Share issued price per share									$ 7.00
Class B Non Voting Common Stock [Member]
Preferred voting shares											50,000,000 shares of Class B non-voting common stock
Class B Common Stock [Member]
Common stock, shares outstanding